Significant Accounting Policies (Details) - Schedule of U.S. dollar exchange rate	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of U.S. dollar exchange rate [Abstract]
At December 31, 1 U.S. $ =	NIS 3.215	NIS 3.456	NIS 3.748
Increase (decrease) during the year	(7.00%)	(7.80%)	8.10%
Average yearly exchange rates	NIS 3.442	NIS 3.564	NIS 3.595